Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of basic and diluted loss per common share
	Three Months ended June 30, 2022	Three Months ended June 30, 2021	Six Months ended June 30, 2022	Six Months ended June 30, 2021
Net income (loss)	$(132,253)	$(1,857,430	$(509,225)	$3,139,918
Less: Income (loss) attributable to common stock subject to possible redemption	—	—	—	—
Net income (loss) available to common shares	$(132,253)	$(1,857,430	$(509,225)	$3,139,918

Basic and diluted weighted average number of Class A common shares	18,336,854	20,757,500	19,547,177	20,757,500

Basic and diluted income (loss) available to Class A common shares	$(0.02)	$(0.33)	$(0.09)	$0.55

Basic and diluted weighted average number of Class B common shares	5,031,250	5,031,250	5,031,250	5,031,250

Basic and diluted income (loss) available to Class B common shares	$(0.02)	$(0.33)	$(0.09)	$0.55

	Year ending December 31, 2021	Period from April 27, 2020 (inception) through December 31, 2020
Net income (loss)	$4,647,886	$(1,784,919)
Less: Income (loss) attributable to common stock subject to possible redemption	—	—
Net income (loss) available to common shares	$4,647,886	$(1,784,919)

Basic and diluted weighted average number of Class A common shares	25,757,500	25,757,500

Basic and diluted income (loss) available to Class A common shares	$0.18	$(0.07)

Basic and diluted weighted average number of Class B common shares	5,031,250	5,031,250

Basic and diluted income (loss) available to Class B common shares	$0.18	$(0.07)